Annual Fund Operating Expenses (INTEGRITY HIGH INCOME FUND)	12 Months Ended
	May 01, 2011
Class A, Integrity High Income Fund
Annual Fund Operating Expenses
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers and Expense Reimbursements	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.60%
Class C, Integrity High Income Fund
Annual Fund Operating Expenses
Management Fees	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.58%
Fee Waivers and Expense Reimbursements	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.35%

[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and fees and expenses of acquired funds) do not exceed 1.60% of average daily net assets for Class A shares and 2.35% of average daily net assets for Class C shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.